Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
October 2019 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	3.22%
Dividend yield	0.00%
Volatility	120.00%
Stock price	$ 5.25
Weighted average life	5 years
April 2020 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	3.09%
Dividend yield	0.00%
Volatility	91.00%
Stock price	$ 5.60
Weighted average life	5 years
February 2021 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	2.74%
Dividend yield	0.00%
Volatility	85.00%
Stock price	$ 7.53
Weighted average life	5 years
November 2022 [Member]
Offsetting Assets [Line Items]
Risk free interest rate	2.37%
Dividend yield	0.00%
Volatility	85.00%
Stock price	$ 6.65
Weighted average life	2 years